Condensed Consolidated Statement of Changes in Stockholders’ Equity - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Mar. 05, 2020
Balance (in Shares) at Mar. 05, 2020
Issuance of Class B common stock to Sponsor		$ 877	24,123		25,000
Issuance of Class B common stock to Sponsor (in Shares)		8,768,750
Net income (loss)				(1,000)	(1,000)
Balance at Mar. 31, 2020		$ 877	24,123	(1,000)	24,000
Balance (in Shares) at Mar. 31, 2020		8,768,750
Balance at Mar. 05, 2020
Balance (in Shares) at Mar. 05, 2020
Issuance of Class B common stock to Sponsor		$ 877	24,123		25,000
Issuance of Class B common stock to Sponsor (in Shares)
Sale of 35,000,000 Units, net of underwriting discounts, offering costs and derivative liabilities for public warrants	$ 3,500		310,996,913		311,000,413
Sale of 35,000,000 Units, net of underwriting discounts, offering costs and derivative liabilities for public warrants (in Shares)	35,000,000
Sale of 8,100,000 private placement warrants
Forfeiture of Founder Shares		$ (2)	2
Forfeiture of Founder Shares (in Shares)		(18,750)
Class A common stock subject to possible redemption	$ (2,668)		(266,753,562)		(266,756,230)
Class A common stock subject to possible redemption (in Shares)	(26,675,623)
Net income (loss)				(39,269,179)	(39,269,179)
Balance at Dec. 31, 2020	$ 832	$ 875	44,267,476	(39,269,179)	5,000,004
Balance (in Shares) at Dec. 31, 2020	8,324,377	8,750,000
Class A common stock subject to possible redemption	$ (358)		(35,849,452)		(35,849,810)
Class A common stock subject to possible redemption (in Shares)	(3,584,981)
Net income (loss)				35,849,811	35,849,811
Balance at Mar. 31, 2021	$ 474	$ 875	$ 8,418,024	$ (3,419,368)	$ 5,000,005
Balance (in Shares) at Mar. 31, 2021	4,739,396	8,750,000